Commitments & Contingencies - Extensions of Credit (Details) - USD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023
Extended lines of credit
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 1.6	$ 1.4
Financing for client purchase agreements
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 2.2	$ 1.9